Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Key Assumptions Utilized in Determining Fair Value of Awards Granted	The key assumptions utilized in determining the fair value of the stock options granted during the years ended December 31, 2017 and 2016 are as follows for the various tranches:

	Time-Based Options
	Year Ended December 31,
	2017	2016
Assumptions:
Expected term (years)	6.25	6.25
Expected volatility	39.50%	42.00%
Risk-free interest rate	2.17%	1.59%
Expected dividend yield	—%	—%

Outstanding and Exercisable Stock Options, By Exercise Price

	Outstanding			Exercisable
Exercise Price	Options	Weighted- Average Remaining Contractual Term (In years)	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
$6.64	2,536,104	4.1	$6.64	2,512,122	$6.64
$16.00 - $20.00	1,128,920	6.5	19.52	736,324	19.81
Total	3,665,024	4.8	$10.61	3,248,446	$9.63

Stock Option Activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In millions)
Outstanding at December 31, 2017	4,670,897	$10.76
Exercised	(725,816)	8.34
Expired	(74,390)	19.41
Forfeited	(205,667)	18.87
Outstanding at December 31, 2018	3,665,024	$10.61	4.8	$13.3
Exercisable at December 31, 2018	3,248,446	$9.63	4.5	$13.2